Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Net loss for the year		$ (9,856)	$ (12,299)	$ (16,953)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		387	239	169
Amortization of discount/premium on marketable debt securities		(144)	21	44
Loss on sale of marketable debt securities		12	143	231
Linked difference of marketable debt securities		0	(167)	0
Stock-based compensation expense		1,783	1,394	1,628
Changes in operating assets and liabilities:
Increase (decrease) in deferred revenue from collaboration agreement		(538)	(1,085)	1,623
Decrease (increase) in other accounts receivable		(63)	129	95
Increase (decrease) in trade payables		(462)	(846)	863
Increase (decrease) in other accounts payable		(142)	671	81
Increase (decrease) in related party		0	(267)	90
Net cash used in operating activities		(9,023)	(12,067)	(12,129)
Cash flow from investing activities
Purchase of property and equipment		(90)	(12)	(17)
Proceeds from sale of property and equipment		0	0	13
Investment in securities, available for sale		(92,279)	(3,869)	(7,615)
Proceeds from sale of securities, available for sale		38,421	10,325	13,955
Investment in short-term deposits		(6,067)	0	0
Net cash provided by (used in) investing activities		(60,015)	6,444	6,336
Cash flow from financing activities
Issuance of ordinary shares and warrants, net of issuance costs (*)	[1]	79,149	15,017	4,479
Proceeds from exercise of options		1,027	530	255
Net cash provided by financing activities		80,176	15,547	4,734
Increase (decrease) in cash and cash equivalents		11,138	9,924	(1,059)
Cash and cash equivalents at the beginning of the year		13,021	3,097	4,156
Cash and cash equivalents at the end of the year		24,159	13,021	3,097
Cash received from interest		865	202	382
Cash paid for taxes		$ 75	$ 0	$ 106

[1]	See also Note 9A.